Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2021
Organization and Principal Activities (Tables) [Line Items]
Schedule of company's major subsidiaries and VIEs
Entity	Date of incorporation	Place of incorporation	Percentage of direct or indirect economic ownership	Principal activities
Major subsidiaries:
Meten International Education Group	July 10, 2018	Cayman Islands	100%	Investment holding
Meten Education Investment Limited (“Meten BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Likeshuo Education Investment Limited (“Likeshuo BVI”)	July 18, 2018	British Virgin Islands (“BVI”)	100%	Investment holding
Meten Education (Hong Kong) Limited (“Meten HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Likeshuo Education (Hong Kong) Limited (“Likeshuo HK”)	August 22, 2018	Hong Kong	100%	Investment holding
Zhuhai Meizhilian Education Technology Co., Ltd.(“Zhuhai Meizhilian”)	September 20, 2018	PRC	100%	Technology development and education consulting service
Zhuhai Likeshuo Education Technology Co., Ltd. (“Zhuhai Likeshuo”)	September 20, 2018	PRC	100%	Technology development and education consulting service
VIEs:
Shenzhen Meten International Education Co., Limited (“Shenzhen Meten”)	April 3, 2006	PRC	100%	Offline English training
Shenzhen Likeshuo Education Co., Ltd. (‘‘Shenzhen Likeshuo’’)	October 26, 2018	PRC	100%	Online English training
VIEs’ major subsidiaries and schools:
Shenzhen Likeshuo Network Technology Co., Ltd	October 30, 2013	PRC	80%	Online English training
Meten Education (Shenzhen) Co., Ltd	November 24, 2015	PRC	100%	Offline English training
Nanjing Meten Foreign Language Training Co., Ltd	December 6, 2013	PRC	100%	Offline English training
Chengdu Meten Education Technology Co., Ltd	April 20, 2016	PRC	100%	Offline English training
Guangzhou Meten Education Technology Co., Ltd	March 29, 2016	PRC	100%	Offline English training
Beijing Jingchengying Education and Culture Development Co., Ltd.	September 16, 2002	PRC	80%	Offline English training
Beijing Jingcheng Education Network Technology Co., Ltd.	July 15, 2005	PRC	80%	Offline English training
Beijing Fengtai District ABC Foreign Language Training School	May 27, 2005	PRC	80%	Offline English training
Beijing Xicheng District ABC Foreign Language Training School	February 16, 2007	PRC	80%	Offline English training
Harbin ABC Foreign Language School	February 28, 2000	PRC	80%	Offline English training
Harbin ABC Culture Training School	November 18,2016	PRC	80%	Offline English training
Harbin Xiangfang District ABC Foreign Language School	July 31, 2006	PRC	80%	Offline English training

Schedule of loss per share before and after the retrospective adjustments
	2019
	Before adjustment	After adjustment
	RMB	RMB

Net loss per share attributable to Meten International’ shareholders – per share
-Basic	(0.69)	(136.02)
-Diluted	(0.69)	(136.02)

Schedule of consolidated statements of comprehensive income/(loss)
	Years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net revenues	1,447,899	897,035	728,996
Net loss	(121,363)	(283,829)	(227,071)

Schedule of consolidated statements of cash flows
	Years ended December 31,
	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Net cash used in operating activities	(16,195)	(164,268)	(375,922)
Net cash used in investing activities	(99,087)	(54)	(2,685)
Net cash generated from financing activities	72,778	91,241	371,637

Variable Interest Entity [Member]
Organization and Principal Activities (Tables) [Line Items]
Schedule of assets and liabilities of the VIEs
	As of December 31,
	2020	2021
	RMB’000	RMB’000
ASSETS
Current assets
Cash and cash equivalents	66,987	61,535
Contract assets	6,194	5,323
Accounts receivable	26,731	44,118
Other contract costs	33,153	31,869
Prepayments and other current assets	49,153	39,716
Amounts due from related parties	7,934	7,265
Prepaid income tax	13,046	13,267

Total current assets	203,198	203,093

Non-current assets
Restricted cash	10,358	8,840
Other contract costs	19,995	11,149
Equity method investments	24,552	24,403
Property and equipment, net	146,215	85,290
Operating lease right-of-use assets	322,559	105,551
Intangible assets, net	18,277	13,721
Deferred tax assets	6,997	25,991
Goodwill	274,567	192,962
Long-term prepayments and other non-current assets	40,648	26,015

Total non-current assets	864,168	493,922

Total assets	1,067,366	697,015

Current liabilities
Accounts payable	9,762	15,881
Bank loans	133,900	6,000
Deferred revenue	341,934	213,006
Salary and welfare payable	65,927	26,075
Financial liabilities from contracts with customers	384,561	337,932
Accrued expenses and other payables	43,009	7,733
Current operating lease liabilities	131,151	35,817
Income taxes payable	267	195
Amounts due to related parties	159,739	685,287

Total current liabilities	1,270,250	1,327,926

Non-current liabilities
Deferred revenue	46,927	35,546
Deferred tax liabilities	7,661	4,433
Operating lease liabilities	200,409	34,137
Non-current tax payable	33,718	59,824

Total non-current liabilities	288,715	133,940
Total liabilities	1,558,965	1,461,866